Trade and other receivables (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 59,364	$ 108,716
Sales taxes receivable	159,114	194,523
Other receivables	332,358	169,309
Total trade and other current receivables	550,836	472,548
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 59,364	$ 108,706